Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement
Dated August 11, 2022
to the Statutory Prospectus of the
Timothy Plan Exchange Traded Funds
Dated April 30, 2022
Effective August 11, 2022, the Prospectus for the Timothy Plan Exchange Traded Funds, dated April 30, 2022, is amended as follows:
On page 4 of the Prospectus:
Timothy Plan US Small Cap Core ETF
Under the Section entitled “Principal Investment Strategies”, the third paragraph in the Section, beginning with, “The index universe begins with…” Is deleted in its entirety; and replaced with the following:
“The Index universe begins with the stocks included in the Nasdaq Victory US Large Cap 500 Volatility Weighted Index, a volatility weighted index comprised of the 500 largest U.S. companies by market capitalization with positive earnings over the last twelve months.”
On page 10 of the Prospectus:
Timothy Plan US Large/Mid Cap Core ETF
Under the Section entitled “Principal Investment Strategies”, the third paragraph in the Section, beginning with, “The index universe begins with…” Is deleted in its entirety; and replaced with the following:
“The Index universe begins with the stocks included in the Nasdaq Victory US Small Cap 500 Volatility Weighted Index, a volatility weighted index comprised of the 500 largest U.S. companies with market capitalizations of less than $3 billion with positive earnings over the last twelve months. The Index then eliminates the companies that do not satisfy the eVALUEator proprietary Biblically Responsible Investing (“BRI”) filtering criteria (“Excluded Securities”). The Advisor maintains the list of Excluded Securities identified by the eVALUEator system”
On page 15 of the Prospectus:
Timothy Plan High Dividend Stock ETF
Under the Section entitled “Principal Investment Strategies”, the third paragraph in the Section, beginning with, “The index is comprised of the largest 100…” Is deleted in its entirety; and replaced with the following:
“The Index is comprised of the largest 100 dividend yielding stocks among the largest U.S. companies by market capitalization from the Victory US Large/Mid Cap Volatility Weighted BRI Index (“Parent Index”). The Parent Index universe begins with the stocks included in the Nasdaq Victory US Large Cap 500 Volatility Weighted Index, a volatility weighted index comprised of the 500 largest U.S. companies by market capitalization with positive earnings over the last twelve months. The Parent Index then eliminates the companies that do not satisfy the eVALUEator proprietary Biblically Responsible Investing (“BRI”) filtering criteria (“Excluded Securities”). The Advisor maintains the list of Excluded Securities identified by the eVALUEator system.”
On page 21 of the Prospectus:
Timothy Plan International ETF
Under the Section entitled “Principal Investment Strategies”, the third paragraph in the Section, beginning with, “The index universe begins with...” Is deleted in its entirety; and replaced with the following:
“The Index universe begins with the stocks included in the Victory International Volatility Weighted BRI Index, a volatility weighted index comprised of the 500 largest publicly traded foreign companies by market capitalization with positive earnings over the last twelve months.”

Timothy Plan US Small Cap Core ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement
Dated August 11, 2022
to the Statutory Prospectus of the
Timothy Plan Exchange Traded Funds
Dated April 30, 2022
Effective August 11, 2022, the Prospectus for the Timothy Plan Exchange Traded Funds, dated April 30, 2022, is amended as follows:
On page 4 of the Prospectus:
Timothy Plan US Small Cap Core ETF
Under the Section entitled “Principal Investment Strategies”, the third paragraph in the Section, beginning with, “The index universe begins with…” Is deleted in its entirety; and replaced with the following:
“The Index universe begins with the stocks included in the Nasdaq Victory US Large Cap 500 Volatility Weighted Index, a volatility weighted index comprised of the 500 largest U.S. companies by market capitalization with positive earnings over the last twelve months.”

Timothy Plan US Large/Mid Cap Core ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement
Dated August 11, 2022
to the Statutory Prospectus of the
Timothy Plan Exchange Traded Funds
Dated April 30, 2022
Effective August 11, 2022, the Prospectus for the Timothy Plan Exchange Traded Funds, dated April 30, 2022, is amended as follows:
On page 10 of the Prospectus:
Timothy Plan US Large/Mid Cap Core ETF
Under the Section entitled “Principal Investment Strategies”, the third paragraph in the Section, beginning with, “The index universe begins with…” Is deleted in its entirety; and replaced with the following:
“The Index universe begins with the stocks included in the Nasdaq Victory US Small Cap 500 Volatility Weighted Index, a volatility weighted index comprised of the 500 largest U.S. companies with market capitalizations of less than $3 billion with positive earnings over the last twelve months. The Index then eliminates the companies that do not satisfy the eVALUEator proprietary Biblically Responsible Investing (“BRI”) filtering criteria (“Excluded Securities”). The Advisor maintains the list of Excluded Securities identified by the eVALUEator system”

Timothy Plan High Dividend Stock ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement
Dated August 11, 2022
to the Statutory Prospectus of the
Timothy Plan Exchange Traded Funds
Dated April 30, 2022
Effective August 11, 2022, the Prospectus for the Timothy Plan Exchange Traded Funds, dated April 30, 2022, is amended as follows:
On page 15 of the Prospectus:
Timothy Plan High Dividend Stock ETF
Under the Section entitled “Principal Investment Strategies”, the third paragraph in the Section, beginning with, “The index is comprised of the largest 100…” Is deleted in its entirety; and replaced with the following:
“The Index is comprised of the largest 100 dividend yielding stocks among the largest U.S. companies by market capitalization from the Victory US Large/Mid Cap Volatility Weighted BRI Index (“Parent Index”). The Parent Index universe begins with the stocks included in the Nasdaq Victory US Large Cap 500 Volatility Weighted Index, a volatility weighted index comprised of the 500 largest U.S. companies by market capitalization with positive earnings over the last twelve months. The Parent Index then eliminates the companies that do not satisfy the eVALUEator proprietary Biblically Responsible Investing (“BRI”) filtering criteria (“Excluded Securities”). The Advisor maintains the list of Excluded Securities identified by the eVALUEator system.”

Timothy Plan International ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement
Dated August 11, 2022
to the Statutory Prospectus of the
Timothy Plan Exchange Traded Funds
Dated April 30, 2022
Effective August 11, 2022, the Prospectus for the Timothy Plan Exchange Traded Funds, dated April 30, 2022, is amended as follows:
On page 21 of the Prospectus:
Timothy Plan International ETF
Under the Section entitled “Principal Investment Strategies”, the third paragraph in the Section, beginning with, “The index universe begins with...” Is deleted in its entirety; and replaced with the following:
“The Index universe begins with the stocks included in the Victory International Volatility Weighted BRI Index, a volatility weighted index comprised of the 500 largest publicly traded foreign companies by market capitalization with positive earnings over the last twelve months.”